Goodwill and Intangible Assets - Summary of Estimated Future Amortization Expenses (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2023	$ 8,589
2024	5,820
2025	2,321
2026	580
2027	0
Total	$ 17,310